SUPPLEMENT DATED MARCH 23, 2015
to

PROSPECTUS DATED MAY 21, 2007
FOR MFS REGATTA GOLD-NY

PROSPECTUS DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 30, 2015, the name of the MFS® Bond Portfolio will change to MFS® Corporate Bond Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Regattas NY 3/2015